JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
Textron, Inc.	6,752	627,261
Automobiles & Parts — 0.5%
BorgWarner, Inc.	16,970	599,211
Gentex Corp.	43,388	1,347,631
		1,946,842
Banks — 2.3%
Citizens Financial Group, Inc.	10,170	433,954
Comerica, Inc.	4,643	254,483
Discover Financial Services	3,424	493,022
Fifth Third Bancorp	17,269	731,169
First Citizens BancShares, Inc., Class A	969	2,022,971
FNB Corp.	18,594	285,232
Huntington Bancshares, Inc.	101,281	1,514,151
KeyCorp	21,330	344,053
M&T Bank Corp.	6,412	1,103,954
Popular, Inc. (Puerto Rico)	13,498	1,385,300
Prosperity Bancshares, Inc.	3,640	263,973
Regions Financial Corp.	27,553	616,361
Zions Bancorp NA	6,705	346,447
		9,795,070
Beverages — 1.1%
Boston Beer Co., Inc. (The), Class A *	4,146	1,161,750
Celsius Holdings, Inc. *	25,960	1,215,707
Coca-Cola Consolidated, Inc.	803	920,150
Molson Coors Beverage Co., Class B	27,487	1,452,688
		4,750,295
Chemicals — 4.4%
Ashland, Inc.	12,316	1,190,341
Celanese Corp.	10,981	1,549,968
CF Industries Holdings, Inc.	20,369	1,555,988
Chemours Co. (The)	17,591	425,175
Eastman Chemical Co.	15,839	1,636,644
Element Solutions, Inc.	59,500	1,603,525
Huntsman Corp.	51,599	1,234,764
LyondellBasell Industries NV, Class A	16,530	1,644,074
Mosaic Co. (The)	41,683	1,240,903
NewMarket Corp.	2,397	1,344,405
Olin Corp.	29,558	1,348,140
Scotts Miracle-Gro Co. (The)	4,393	345,290
Valvoline, Inc. *	35,192	1,636,428
Westlake Corp.	10,508	1,553,713
		18,309,358
Construction & Materials — 2.8%
A O Smith Corp.	16,524	1,405,201
Acuity Brands, Inc.	1,207	303,379
Builders FirstSource, Inc. *	8,315	1,391,682

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Eagle Materials, Inc.	2,877	783,407
EMCOR Group, Inc.	3,142	1,179,632
Fortune Brands Innovations, Inc.	19,255	1,555,997
Louisiana-Pacific Corp.	6,111	599,856
Masco Corp.	17,815	1,386,898
Owens Corning	9,014	1,680,029
Quanta Services, Inc.	5,796	1,538,142
		11,824,223
Consumer Services — 0.5%
H&R Block, Inc.	25,389	1,471,039
Service Corp. International	7,961	636,163
		2,107,202
Electricity — 6.9%
Alliant Energy Corp.	23,734	1,321,034
Brookfield Renewable Corp.	39,278	1,103,712
Clearway Energy, Inc., Class C	25,461	679,299
CMS Energy Corp.	25,362	1,643,458
Consolidated Edison, Inc.	16,801	1,638,434
DTE Energy Co.	11,896	1,433,825
Edison International	21,579	1,726,536
Entergy Corp.	14,748	1,710,326
Evergy, Inc.	29,208	1,694,064
Exelon Corp.	33,444	1,244,117
FirstEnergy Corp.	39,264	1,645,554
IDACORP, Inc.	9,734	951,498
NRG Energy, Inc.	15,054	1,131,609
OGE Energy Corp.	42,258	1,638,343
PG&E Corp.	85,518	1,560,703
Pinnacle West Capital Corp.	20,020	1,713,512
PPL Corp.	56,481	1,678,615
Public Service Enterprise Group, Inc.	21,975	1,752,946
Vistra Corp.	18,045	1,429,525
Xcel Energy, Inc.	24,058	1,402,100
		29,099,210
Electronic & Electrical Equipment — 1.3%
AMETEK, Inc.	8,746	1,517,256
Crane Co.	1,288	206,621
Crane NXT Co.	7,711	484,868
Hubbell, Inc.	4,169	1,649,465
IDEX Corp.	805	167,826
Keysight Technologies, Inc. *	4,608	643,138
nVent Electric plc	10,325	749,905
		5,419,079
Finance & Credit Services — 1.2%
Ally Financial, Inc.	13,511	608,130
MGIC Investment Corp.	76,986	1,912,332

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
OneMain Holdings, Inc.	33,448	1,747,993
SLM Corp.	30,003	680,768
		4,949,223
Food Producers — 6.2%
Archer-Daniels-Midland Co.	19,946	1,236,851
BellRing Brands, Inc. *	15,677	803,917
Bunge Global SA	15,335	1,613,702
Campbell Soup Co.	35,740	1,674,776
Conagra Brands, Inc.	54,049	1,638,766
Corteva, Inc.	23,226	1,302,979
Flowers Foods, Inc.	52,884	1,190,948
Freshpet, Inc. *	8,251	1,004,147
General Mills, Inc.	18,157	1,219,061
Hormel Foods Corp.	38,779	1,245,194
Ingredion, Inc.	13,629	1,695,039
J M Smucker Co. (The)	12,598	1,485,934
Kellanova	27,411	1,593,950
Lamb Weston Holdings, Inc.	14,395	863,988
McCormick & Co., Inc. (Non-Voting)	17,836	1,373,550
Pilgrim's Pride Corp. *	33,928	1,398,851
Post Holdings, Inc. *	15,723	1,719,467
Tyson Foods, Inc., Class A	21,926	1,335,293
US Foods Holding Corp. *	30,411	1,654,054
		26,050,467
Gas, Water & Multi-utilities — 2.5%
Ameren Corp.	19,182	1,520,557
Atmos Energy Corp.	13,577	1,736,227
CenterPoint Energy, Inc.	49,906	1,384,891
National Fuel Gas Co.	26,844	1,572,790
NiSource, Inc.	56,374	1,761,687
UGI Corp.	52,179	1,292,996
WEC Energy Group, Inc.	16,765	1,442,796
		10,711,944
General Industrials — 1.5%
AptarGroup, Inc.	286	42,036
Carlisle Cos., Inc.	2,917	1,220,998
ITT, Inc.	4,708	665,994
Packaging Corp. of America	7,720	1,542,996
RPM International, Inc.	13,550	1,645,783
Silgan Holdings, Inc.	8,137	418,486
Sonoco Products Co.	12,123	653,672
		6,189,965
Health Care Providers — 3.6%
Acadia Healthcare Co., Inc. *	18,682	1,211,528
Centene Corp. *	17,246	1,326,562
Chemed Corp.	2,589	1,476,144

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
DaVita, Inc. *	11,158	1,524,406
Encompass Health Corp.	18,686	1,736,677
IQVIA Holdings, Inc. *	6,073	1,495,355
Molina Healthcare, Inc. *	4,131	1,409,786
Premier, Inc., Class A	27,671	580,538
Tenet Healthcare Corp. *	11,417	1,709,125
Universal Health Services, Inc., Class B	8,385	1,792,378
Veeva Systems, Inc., Class A *	5,510	1,057,534
		15,320,033
Household Goods & Home Construction — 2.1%
DR Horton, Inc.	9,481	1,705,916
Leggett & Platt, Inc.	13,848	182,378
Lennar Corp., Class A	9,918	1,754,792
NVR, Inc. *	181	1,557,954
PulteGroup, Inc.	13,841	1,827,012
Toll Brothers, Inc.	13,208	1,884,914
		8,912,966
Industrial Engineering — 1.5%
Cummins, Inc.	5,564	1,623,575
Graco, Inc.	17,316	1,472,726
Lincoln Electric Holdings, Inc.	5,983	1,228,968
Nordson Corp.	991	248,077
Snap-on, Inc.	5,352	1,536,185
		6,109,531
Industrial Materials — 0.8%
Avery Dennison Corp.	6,636	1,438,884
Hexcel Corp.	3,641	241,071
International Paper Co.	35,124	1,632,563
		3,312,518
Industrial Metals & Mining — 2.8%
Cleveland-Cliffs, Inc. *	84,813	1,301,880
Fastenal Co.	22,271	1,575,673
Nucor Corp.	8,876	1,446,255
RBC Bearings, Inc. *	3,988	1,159,870
Reliance, Inc.	5,289	1,610,818
Steel Dynamics, Inc.	12,820	1,707,880
Timken Co. (The)	19,522	1,697,438
United States Steel Corp.	34,240	1,406,922
		11,906,736
Industrial Support Services — 2.0%
ADT, Inc.	15,732	122,395
Booz Allen Hamilton Holding Corp.	4,064	582,412
Core & Main, Inc., Class A *	30,023	1,605,330
MSC Industrial Direct Co., Inc., Class A	16,678	1,483,508
Paychex, Inc.	8,232	1,053,861

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Robert Half, Inc.	4,172	267,801
Synchrony Financial	30,512	1,549,704
Western Union Co. (The)	15,128	179,872
WW Grainger, Inc.	1,618	1,580,478
		8,425,361
Industrial Transportation — 1.6%
Allison Transmission Holdings, Inc.	21,401	1,895,915
Expeditors International of Washington, Inc.	8,173	1,020,154
Landstar System, Inc.	7,327	1,393,962
Old Dominion Freight Line, Inc.	6,673	1,402,531
Ryder System, Inc.	6,872	963,179
		6,675,741
Investment Banking & Brokerage Services — 1.6%
Ameriprise Financial, Inc.	3,771	1,621,794
Cboe Global Markets, Inc.	8,539	1,566,992
Jefferies Financial Group, Inc.	36,062	2,108,545
Virtu Financial, Inc., Class A	6,187	169,029
XP, Inc., Class A (Brazil)	71,318	1,220,251
		6,686,611
Leisure Goods — 0.7%
Garmin Ltd.	9,921	1,698,971
Harley-Davidson, Inc.	2,571	96,412
Pool Corp.	1,569	586,869
Thor Industries, Inc.	5,328	565,514
		2,947,766
Life Insurance — 1.1%
Aflac, Inc.	18,224	1,738,205
Primerica, Inc.	3,301	831,093
Principal Financial Group, Inc.	2,517	205,161
Unum Group	32,499	1,869,667
		4,644,126
Media — 0.8%
Interpublic Group of Cos., Inc. (The)	4,033	129,742
Liberty Media Corp-Liberty Live, Class A *	2,233	84,340
Liberty Media Corp-Liberty SiriusXM, Class A *	15,525	351,175
Nexstar Media Group, Inc.	9,352	1,728,156
Omnicom Group, Inc.	12,141	1,190,304
		3,483,717
Medical Equipment & Services — 4.2%
Agilent Technologies, Inc.	9,662	1,366,207
Bio-Techne Corp.	3,532	288,176
Bruker Corp.	16,335	1,119,111
Cooper Cos., Inc. (The) *	9,742	909,221
Dentsply Sirona, Inc.	22,828	619,552
Envista Holdings Corp. *	9,429	160,953

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Henry Schein, Inc. *	19,577	1,408,369
Hologic, Inc. *	19,369	1,580,704
Labcorp Holdings, Inc.	5,918	1,274,974
QIAGEN NV *	26,421	1,175,467
Quest Diagnostics, Inc.	11,017	1,567,719
QuidelOrtho Corp. *	14,300	561,847
ResMed, Inc.	5,677	1,210,620
Revvity, Inc.	9,406	1,181,488
STERIS plc	6,531	1,559,341
Teleflex, Inc.	2,064	455,979
West Pharmaceutical Services, Inc.	3,638	1,113,846
		17,553,574
Mortgage Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	12,156	242,026
Rithm Capital Corp.	141,170	1,638,984
Starwood Property Trust, Inc. (a)	50,109	999,674
		2,880,684
Non-life Insurance — 3.4%
American Financial Group, Inc.	6,051	792,439
Arch Capital Group Ltd. *	4,640	444,419
Arthur J Gallagher & Co.	5,794	1,642,541
Assured Guaranty Ltd.	11,842	975,426
Axis Capital Holdings Ltd.	7,722	584,941
Brown & Brown, Inc.	6,957	691,735
CNA Financial Corp.	238	11,700
Everest Group Ltd.	3,772	1,481,906
Fidelity National Financial, Inc.	13,202	731,523
Hartford Financial Services Group, Inc. (The)	15,887	1,762,186
Loews Corp.	13,584	1,086,041
Old Republic International Corp.	52,344	1,812,149
Reinsurance Group of America, Inc.	7,807	1,759,932
White Mountains Insurance Group Ltd.	303	541,158
		14,318,096
Non-Renewable Energy — 6.5%
Antero Midstream Corp.	109,727	1,575,680
Antero Resources Corp. *	42,961	1,246,728
APA Corp.	24,425	761,816
Baker Hughes Co.	18,637	721,625
Cheniere Energy, Inc.	7,432	1,357,380
Chesapeake Energy Corp. (a)	14,929	1,139,531
Coterra Energy, Inc.	55,809	1,439,872
Devon Energy Corp.	23,061	1,084,559
Diamondback Energy, Inc.	8,532	1,726,109
DT Midstream, Inc.	14,315	1,078,778
EQT Corp.	35,126	1,212,198
Halliburton Co.	35,693	1,237,833

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Hess Corp.	1,564	239,949
HF Sinclair Corp.	26,584	1,368,279
Marathon Oil Corp.	47,736	1,338,995
ONEOK, Inc.	20,459	1,704,848
Ovintiv, Inc.	25,921	1,203,771
Range Resources Corp.	37,703	1,177,465
Southwestern Energy Co. *	179,607	1,158,465
Targa Resources Corp.	13,380	1,810,046
Texas Pacific Land Corp.	1,350	1,140,615
Williams Cos., Inc. (The)	38,518	1,653,963
		27,378,505
Personal Care, Drug & Grocery Stores — 3.8%
Albertsons Cos., Inc., Class A	68,256	1,353,516
Casey's General Stores, Inc.	4,278	1,659,179
Cencora, Inc.	6,373	1,516,009
Church & Dwight Co., Inc.	14,669	1,437,709
Clorox Co. (The)	10,000	1,319,300
GCI Liberty, Inc. ‡ *	7,824	—
Grocery Outlet Holding Corp. *	39,176	766,283
Kenvue, Inc.	65,772	1,216,124
Kroger Co. (The)	31,390	1,710,755
Performance Food Group Co. *	20,811	1,435,959
Reynolds Consumer Products, Inc.	26,745	744,046
Spectrum Brands Holdings, Inc.	17,490	1,479,829
Sysco Corp.	16,818	1,289,100
		15,927,809
Personal Goods — 1.0%
Carter's, Inc.	3,197	193,579
Crocs, Inc. *	8,806	1,183,262
Deckers Outdoor Corp. *	1,465	1,351,653
Tapestry, Inc.	33,011	1,323,411
		4,051,905
Pharmaceuticals, Biotechnology & Marijuana Producers — 2.9%
Biogen, Inc. *	1,163	247,952
Cardinal Health, Inc.	13,258	1,336,804
Elanco Animal Health, Inc. *	50,110	653,434
Exelixis, Inc. *	54,334	1,274,132
Fortrea Holdings, Inc. *	5,813	160,381
Incyte Corp. *	14,861	967,005
Jazz Pharmaceuticals plc *	9,028	995,337
Medpace Holdings, Inc. *	3,002	1,148,325
Neurocrine Biosciences, Inc. *	8,731	1,236,048
Royalty Pharma plc, Class A	37,086	1,044,713
United Therapeutics Corp. *	5,315	1,665,136
Viatris, Inc.	127,824	1,541,558
		12,270,825

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Precious Metals & Mining — 0.2%
Royal Gold, Inc.	4,570	631,208
Real Estate Investment & Services — 1.4%
CBRE Group, Inc., Class A *	16,981	1,913,928
CoStar Group, Inc. *	17,776	1,386,884
Jones Lang LaSalle, Inc. *	6,386	1,602,247
Zillow Group, Inc., Class C *	20,884	1,017,051
		5,920,110
Real Estate Investment Trusts — 9.6%
American Homes 4 Rent, Class A	32,204	1,162,242
AvalonBay Communities, Inc.	7,829	1,604,319
Brixmor Property Group, Inc.	68,307	1,739,779
Camden Property Trust	7,283	806,592
Cousins Properties, Inc.	22,185	610,309
CubeSmart	33,368	1,587,649
EastGroup Properties, Inc.	6,192	1,157,842
EPR Properties	34,330	1,544,850
Equity Residential	17,774	1,237,604
Essex Property Trust, Inc.	4,619	1,285,745
Federal Realty Investment Trust	7,458	832,686
First Industrial Realty Trust, Inc.	20,233	1,107,150
Gaming and Leisure Properties, Inc.	31,477	1,580,145
Highwoods Properties, Inc.	41,935	1,298,727
Host Hotels & Resorts, Inc.	74,198	1,299,207
Iron Mountain, Inc.	17,504	1,795,210
Kilroy Realty Corp.	32,096	1,186,589
Kimco Realty Corp.	66,543	1,445,979
Lamar Advertising Co., Class A	13,868	1,662,219
Mid-America Apartment Communities, Inc.	7,029	982,443
NNN REIT, Inc.	24,465	1,098,234
Omega Healthcare Investors, Inc.	49,084	1,786,658
Park Hotels & Resorts, Inc.	96,250	1,449,525
Rayonier, Inc.	22,256	675,024
Regency Centers Corp.	22,565	1,519,527
Rexford Industrial Realty, Inc.	19,369	970,581
Simon Property Group, Inc.	10,507	1,612,194
STAG Industrial, Inc.	34,674	1,415,046
VICI Properties, Inc.	48,870	1,527,676
Weyerhaeuser Co.	45,881	1,457,181
WP Carey, Inc.	18,486	1,068,676
		40,507,608
Retailers — 2.7%
AutoNation, Inc. *	9,150	1,745,088
Bath & Body Works, Inc.	4,368	160,524
Best Buy Co., Inc.	14,412	1,246,926
Dick's Sporting Goods, Inc.	7,292	1,577,624
Kohl's Corp.	1,627	35,241
Macy's, Inc.	39,245	678,154

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Penske Automotive Group, Inc.	9,031	1,572,387
Ross Stores, Inc.	10,038	1,437,743
Tractor Supply Co.	5,643	1,485,915
Williams-Sonoma, Inc.	10,460	1,617,953
		11,557,555
Software & Computer Services — 4.7%
Akamai Technologies, Inc. *	5,929	582,702
Amdocs Ltd.	15,827	1,384,388
ANSYS, Inc. *	4,317	1,353,941
AppLovin Corp., Class A *	19,740	1,521,954
CACI International, Inc., Class A *	3,747	1,729,166
Concentrix Corp.	6,460	455,430
Dolby Laboratories, Inc., Class A	12,898	1,015,846
Gartner, Inc. *	3,163	1,585,264
Gen Digital, Inc.	48,506	1,260,671
Hewlett Packard Enterprise Co.	56,575	1,126,408
Leidos Holdings, Inc.	11,053	1,596,053
Manhattan Associates, Inc. *	5,777	1,475,330
Paycom Software, Inc.	683	113,918
Science Applications International Corp.	10,403	1,294,133
SS&C Technologies Holdings, Inc.	20,928	1,526,698
Tyler Technologies, Inc. *	2,859	1,624,226
		19,646,128
Technology Hardware & Equipment — 3.9%
Avnet, Inc.	10,844	582,973
CDW Corp.	6,280	1,369,731
Cirrus Logic, Inc. *	11,100	1,448,328
Corning, Inc.	16,714	668,727
HP, Inc.	31,848	1,149,394
Jabil, Inc.	10,439	1,176,162
Microchip Technology, Inc.	13,047	1,158,313
Monolithic Power Systems, Inc.	1,913	1,651,091
NetApp, Inc.	12,520	1,589,790
ON Semiconductor Corp. *	14,383	1,125,470
Qorvo, Inc. *	7,688	921,022
Skyworks Solutions, Inc.	11,519	1,308,789
TD SYNNEX Corp.	9,127	1,087,665
Teradyne, Inc.	10,513	1,378,885
		16,616,340
Telecommunications Equipment — 1.0%
Ciena Corp. *	25,887	1,365,280
Juniper Networks, Inc.	41,550	1,566,019
Lumentum Holdings, Inc. *	19,325	1,000,649
Ubiquiti, Inc.	2,438	452,420
		4,384,368

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — 1.8%
Charter Communications, Inc., Class A *	4,297	1,631,657
Frontier Communications Parent, Inc. *	62,851	1,841,534
Iridium Communications, Inc.	39,090	1,121,883
Liberty Broadband Corp., Class C *	16,032	1,080,397
Liberty Global Ltd., Class C (Belgium) *	40,347	811,378
Roku, Inc. *	21,677	1,261,818
		7,748,667
Travel & Leisure — 1.3%
Boyd Gaming Corp.	16,877	1,027,303
Darden Restaurants, Inc.	7,179	1,050,216
MGM Resorts International *	25,710	1,104,759
Texas Roadhouse, Inc.	9,495	1,657,922
Travel + Leisure Co.	5,749	264,971
Wendy's Co. (The)	32,335	547,432
		5,652,603
Waste & Disposal Services — 0.7%
Clean Harbors, Inc. *	7,135	1,703,338
Stericycle, Inc. *	20,312	1,189,268
		2,892,606
Total Common Stocks (Cost $367,137,682)		420,143,836
Short-Term Investments — 0.6%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $808,214)	808,214	808,214
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.40% (b) (c)	1,101,559	1,101,669
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	682,437	682,437
Total Investment of Cash Collateral from Securities Loaned (Cost $1,784,106)		1,784,106
Total Short-Term Investments (Cost $2,592,320)		2,592,320
Total Investments — 100.4% (Cost $369,730,002)		422,736,156
Liabilities in Excess of Other Assets — (0.4)%		(1,560,777)
NET ASSETS — 100.0%		421,175,379

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $1,739,827.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	3	09/20/2024	USD	936,270	39,004

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$422,736,156	$—	$— (b)	$422,736,156

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$39,004	$—	$—	$39,004

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$22,000,000	$22,000,000	$42,900,000	$1,469	$200	$1,101,669	1,101,559	$476,882	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,283,512	34,859,051	38,460,126	—	—	682,437	682,437	85,756	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	280,906	12,735,738	12,208,430	—	—	808,214	808,214	25,268	—
Total	$26,564,418	$69,594,789	$93,568,556	$1,469	$200	$2,592,320		$587,906	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.